Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill beginning balance	$ 631,194	$ 631,212
Goodwill additions	2,045	8,802
Goodwill Impairment	(93,000)
Currency translation and other adjustments	(25,231)	(8,820)
Goodwill ending balance	515,008	631,194
Americas | Operating Segments
Goodwill [Roll Forward]
Goodwill beginning balance	214,023	213,242
Goodwill additions	1,853	1,490
Goodwill Impairment	0
Currency translation and other adjustments	23	(709)
Goodwill ending balance	215,899	214,023
EMEA | Operating Segments
Goodwill [Roll Forward]
Goodwill beginning balance	135,520	140,162
Goodwill additions	251	3,380
Goodwill Impairment	(93,000)
Currency translation and other adjustments	(8,204)	(8,022)
Goodwill ending balance	34,567	135,520
Asia/Pacific | Operating Segments
Goodwill [Roll Forward]
Goodwill beginning balance	162,458	158,090
Goodwill additions	0	1,308
Goodwill Impairment	0
Currency translation and other adjustments	(12,083)	3,060
Goodwill ending balance	150,375	162,458
Global Specialty Businesses | Operating Segments
Goodwill [Roll Forward]
Goodwill beginning balance	119,193	119,718
Goodwill additions	(59)	2,624
Goodwill Impairment	0
Currency translation and other adjustments	(4,967)	(3,149)
Goodwill ending balance	$ 114,167	$ 119,193